CONDENSED CONSOLIDATING FINANCIAL STATEMENTS - Condensed Consolidating Statements of Income and Comprehensive Income (Details) - USD ($) $ in Millions		3 Months Ended								12 Months Ended
		Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenues
Dividends from subsidiaries										$ 0		$ 0		$ 0
Interest revenue	[1]									58,551		61,683		62,970
Interest revenue—intercompany										0		0		0
Interest expense	[1]									11,921		13,690		16,177
Interest expense—intercompany										0		0		0
Net interest revenue	[1]									46,630		47,993		46,793
Commissions and fees										11,848	[1]	13,032		12,941
Commissions and fees—intercompany										0		0		0
Principal transactions	[1]									6,008		6,698		7,302
Principal transactions—intercompany										0		0		0
Other income										11,868		9,496		9,688
Other income—intercompany										0		0		0
Total non-interest revenues	[1]									29,724		29,226		29,931
Total revenues, net of interest expense		$ 18,456	$ 18,692	$ 19,470	$ 19,736	$ 17,899	$ 19,689	$ 19,425	$ 20,206	76,354	[1]	77,219	[1]	76,724	[1]
Provisions for credit losses and for benefits and claims		2,514	1,836	1,648	1,915	2,013	1,750	1,730	1,974	7,913		7,467		8,514
Operating expenses
Compensation and benefits	[1]									21,769		23,959		23,967
Compensation and benefits—intercompany										0		0		0
Other operating										21,846		31,092		24,441
Other operating—intercompany										0		0		0
Total operating expenses		11,134	10,669	10,928	10,884	14,426	12,955	15,521	12,149	43,615	[1]	55,051	[1]	48,408	[1]
Income (loss) before income taxes and equity in undistributed income of subsidiaries		4,808	6,187	6,894	6,937	1,460	4,984	2,174	6,083	24,826		14,701		19,802
Provision for income taxes		1,403	1,881	2,036	2,120	1,077	2,068	1,921	2,131	7,440		7,197		6,186
Equity in undistributed income of subsidiaries										0		0		0
Income from continuing operations		3,405	4,306	4,858	4,817	383	2,916	253	3,952	17,386		7,504		13,616
Income (loss) from discontinued operations, net of taxes		(45)	(10)	6	(5)	(1)	(16)	(22)	37	(54)		(2)		270
Net income before attribution of noncontrolling interests		3,360	4,296	4,864	4,812	382	2,900	231	3,989	17,332		7,502		13,886
Noncontrolling interests		25	5	18	42	38	59	50	45	90		192		227
Citigroup’s net income		$ 3,335	$ 4,291	$ 4,846	$ 4,770	$ 344	$ 2,841	$ 181	$ 3,944	17,242		7,310		13,659
Comprehensive income
Other comprehensive income (loss)										(6,128)		(4,083)		(2,237)
Citigroup’s comprehensive income										11,114		3,227		11,422
Other Citigroup Inc. subsidiaries and eliminations
Revenues
Dividends from subsidiaries										0		0		0
Interest revenue										54,153		57,461		58,481
Interest revenue—intercompany										(3,152)		(3,253)		(3,379)
Interest expense										6,361		7,625		9,115
Interest expense—intercompany										(820)		(640)		(989)
Net interest revenue										45,460		47,223		46,976
Commissions and fees										6,994		7,847		8,070
Commissions and fees—intercompany										(214)		(95)		(27)
Principal transactions										(5,369)		7,800		7,170
Principal transactions—intercompany										10,442		(3,150)		(1,104)
Other income										8,148		8,034		5,347
Other income—intercompany										1,975		(1,075)		2,059
Total non-interest revenues										21,976		19,361		21,515
Total revenues, net of interest expense										67,436		66,584		68,491
Provisions for credit losses and for benefits and claims										7,913		7,467		8,496
Operating expenses
Compensation and benefits										16,824		18,645		18,662
Compensation and benefits—intercompany										(59)		(38)		(52)
Other operating										19,627		23,438		20,506
Other operating—intercompany										(1,411)		(1,863)		(3,045)
Total operating expenses										34,981		40,182		36,071
Income (loss) before income taxes and equity in undistributed income of subsidiaries										24,542		18,935		23,924
Provision for income taxes										8,243		$ 7,240		8,073
Equity in undistributed income of subsidiaries										0				0
Income from continuing operations										16,299		$ 11,695		15,851
Income (loss) from discontinued operations, net of taxes										(54)		(2)		270
Net income before attribution of noncontrolling interests										16,245		11,693		16,121
Noncontrolling interests										81		184		202
Citigroup’s net income										16,164		11,509		15,919
Comprehensive income
Other comprehensive income (loss)										(6,367)		(4,760)		(3,138)
Citigroup’s comprehensive income										9,797		6,749		12,781
Consolidating adjustments
Revenues
Dividends from subsidiaries										(13,500)		(8,900)		(13,044)
Interest revenue										0		0		0
Interest revenue—intercompany										0		0		0
Interest expense										0		0		0
Interest expense—intercompany										0		0		0
Net interest revenue										0		0		0
Commissions and fees										0		0		0
Commissions and fees—intercompany										0		0		0
Principal transactions										0		0		0
Principal transactions—intercompany										0		0		0
Other income										0		0		0
Other income—intercompany										0		0		0
Total non-interest revenues										0		0		0
Total revenues, net of interest expense										(13,500)		(8,900)		(13,044)
Provisions for credit losses and for benefits and claims										0		0		0
Operating expenses
Compensation and benefits										0		0		0
Compensation and benefits—intercompany										0		0		0
Other operating										0		0		0
Other operating—intercompany										0		0		0
Total operating expenses										0		0		0
Income (loss) before income taxes and equity in undistributed income of subsidiaries										(13,500)		(8,900)		(13,044)
Provision for income taxes										0		0		0
Equity in undistributed income of subsidiaries										(4,601)		(816)		(2,014)
Income from continuing operations										(18,101)		(9,716)		(15,058)
Income (loss) from discontinued operations, net of taxes										0		0		0
Net income before attribution of noncontrolling interests										(18,101)		(9,716)		(15,058)
Noncontrolling interests										0		0		0
Citigroup’s net income										(18,101)		(9,716)		(15,058)
Comprehensive income
Other comprehensive income (loss)										6,492		4,566		3,277
Citigroup’s comprehensive income										(11,609)		(5,150)		(11,781)
Citigroup Inc. | Reportable legal entities
Revenues
Dividends from subsidiaries										13,500		8,900		13,044
Interest revenue										9		12		14
Interest revenue—intercompany										2,880		3,109		3,220
Interest expense										4,563		5,055		5,995
Interest expense—intercompany										(475)		(618)		(436)
Net interest revenue										(1,199)		(1,316)		(2,325)
Commissions and fees										0		0		0
Commissions and fees—intercompany										0		0		0
Principal transactions										1,012		13		(257)
Principal transactions—intercompany										(1,733)		(672)		(387)
Other income										3,294		1,037		3,770
Other income—intercompany										(3,054)		(131)		(2,987)
Total non-interest revenues										(481)		247		139
Total revenues, net of interest expense										11,820		7,831		10,858
Provisions for credit losses and for benefits and claims										0		0		0
Operating expenses
Compensation and benefits										(58)		158		136
Compensation and benefits—intercompany										59		38		52
Other operating										271		1,572		474
Other operating—intercompany										247		212		189
Total operating expenses										519		1,980		851
Income (loss) before income taxes and equity in undistributed income of subsidiaries										11,301		5,851		10,007
Provision for income taxes										(1,340)		(643)		(1,638)
Equity in undistributed income of subsidiaries										4,601		816		2,014
Income from continuing operations										17,242		7,310		13,659
Income (loss) from discontinued operations, net of taxes										0		0		0
Net income before attribution of noncontrolling interests										17,242		7,310		13,659
Noncontrolling interests										0		0		0
Citigroup’s net income										17,242		7,310		13,659
Comprehensive income
Other comprehensive income (loss)										(6,128)		(4,083)		(2,237)
Citigroup’s comprehensive income										11,114		3,227		11,422
CGMHI | Reportable legal entities
Revenues
Dividends from subsidiaries										0		0		0
Interest revenue										4,389		4,210		4,475
Interest revenue—intercompany										272		144		159
Interest expense										997		1,010		1,067
Interest expense—intercompany										1,295		1,258		1,425
Net interest revenue										2,369		2,086		2,142
Commissions and fees										4,854		5,185		4,871
Commissions and fees—intercompany										214		95		27
Principal transactions										10,365		(1,115)		389
Principal transactions—intercompany										(8,709)		3,822		1,491
Other income										426		425		571
Other income—intercompany										1,079		1,206		928
Total non-interest revenues										8,229		9,618		8,277
Total revenues, net of interest expense										10,598		11,704		10,419
Provisions for credit losses and for benefits and claims										0		0		18
Operating expenses
Compensation and benefits										5,003		5,156		5,169
Compensation and benefits—intercompany										0		0		0
Other operating										1,948		6,082		3,461
Other operating—intercompany										1,164		1,651		2,856
Total operating expenses										8,115		12,889		11,486
Income (loss) before income taxes and equity in undistributed income of subsidiaries										2,483		(1,185)		(1,085)
Provision for income taxes										537		600		(249)
Equity in undistributed income of subsidiaries										0		0		0
Income from continuing operations										1,946		(1,785)		(836)
Income (loss) from discontinued operations, net of taxes										0		0		0
Net income before attribution of noncontrolling interests										1,946		(1,785)		(836)
Noncontrolling interests										9		8		25
Citigroup’s net income										1,937		(1,793)		(861)
Comprehensive income
Other comprehensive income (loss)										(125)		194		(139)
Citigroup’s comprehensive income										$ 1,812		$ (1,599)		$ (1,000)

[1]	Certain prior-period revenue and expense lines and totals were reclassified to conform to the current period’s presentation. See Note 3 to the Consolidated Financial Statements.